SHAREHOLDERS' EQUITY (Schedule of Fair Value Assumptions) (Details) - ESPP [Member]	6 Months Ended
Jun. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	28.23%
Expected dividends	0.00%
Expected term (in years)	6 months
Risk free rate	5.39%